Variable Interest Entities - Additional Information (Detail) - Joint ventures with companies involved in production and creation of recorded music ¥ in Millions	Mar. 31, 2020 JPY (¥)
Variable Interest Entity [Line Items]
Variable interest entity primary beneficiary, aggregate total liabilities	¥ 25,100
Joint ventures with companies involved in production and creation of recorded music
Variable Interest Entity [Line Items]
Variable interest entity primary beneficiary, aggregate total assets	¥ 46,154